Interest-Bearing Loans and Borrowings - Summary of Finance Lease Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Payments	$ 317	$ 301
Interests	112	88
Principal	205	213
Less than 1 year [member]
Disclosure of detailed information about borrowings [line items]
Payments	62	42
Interests	20	15
Principal	42	27
1-2 years [member]
Disclosure of detailed information about borrowings [line items]
Payments	37	42
Interests	18	13
Principal	19	29
2-3 years [member]
Disclosure of detailed information about borrowings [line items]
Payments	33	31
Interests	16	11
Principal	17	20
3-5 years [member]
Disclosure of detailed information about borrowings [line items]
Payments	33	40
Interests	21	17
Principal	12	23
Greater than 5 years [member]
Disclosure of detailed information about borrowings [line items]
Payments	151	146
Interests	37	32
Principal	$ 114	$ 114